Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions [Abstract]
Schedule of Relationship Between Related Parties with their Groups
Related Party	Relationship with the Group
Zhuhai Qianyou	Equity investment of the Group
Hao Cheng	Co-founder and shareholder of the Group
Chuan Wang	Director of the Company
Shenglong Zou	Co-founder and shareholder of the Group
Beijing Millet Technology Co., Ltd. (“Beijing Xiaomi”)	Company owned by a shareholder of the Group
Leading Advice Holdings Limited	Company owned by a Co-founder and shareholder of the Group
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Kingsoft Corporation Limited	Shareholder of the Company
King Venture Holdings Limited	Principal shareholder of the Group (shareholding >=10%)
Xiaomi Venture Limited	Principal shareholder of the Group
Morningside Technology Investments Limited	Principal shareholder of the Group
Shenzhen Xunlei Big Data Information Service Co., Ltd.	Equity investment of the Group
Shenzhen Xunlei Finance Information Service Co., Ltd.	Subsidiary of the Group’s equity investment
Shenzhen Crystal Technology Co., Ltd.	Company owned by a Co-founder and director of the Group
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	Company owned by a shareholder of the Group
Beijing Millet Electronic Products Co., Ltd.	Company owned by a shareholder of the Group
Beijing Millet Digital Technology Co., Ltd.	Company owned by a shareholder of the Group
Millet Technology Co., Ltd.	Company owned by a shareholder of the Group
Beijing Millet Payment Technology Co., Ltd.	Company owned by a shareholder of the Group

Schedule of Significant Related Party Transactions

	Years ended December 31,
(In thousands)	2014	2015	2016
Game sharing costs paid and payable to Zhuhai Qianyou (note a)	402	127	154
Repayment from Hao Cheng	85	—	—
Bandwidth revenue from Millet Technology Co., Ltd.	—	—	316
Technology service revenue from Beijing Xiaomi	303	344	1,010
Bandwidth revenue from Millet Communication Technology Co., Ltd. (note b)	—	—	2,483
Marketing expense to Millet Communication Technology Co., Ltd.	—	—	20
Advertisement revenue from Beijing Xiaomi	871	—	—
Advance to Shenglong Zou	10	—	—
Advance to Chuan Wang	7	—	—
Accrued to Aiden & Jasmine Limited (note c)	1,125	54	54
Accrued to Vantage Point Global Limited (note c)	3,012	146	146

note a – The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.

note b – In 2016, Shenzhen Onething Technology entered into a contract with Millet Communication Technology for the provision of bandwidth to Millet Communication Technology at a mutually agreed price.

note c – In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879 thousand and 10,334,679 common shares from Vantage Point Global Limited (Founder’s company) for USD29,121 thousand. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have  not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125 thousand (including interest of USD 37 thousand) and USD 3,012 thousand (including interest of USD 100 thousand) respectively. The interest accrued in 2016 was USD 54 thousand and 146 thousand for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.

Schedule of Amount Due to from Related Party
	December 31,	December 31,	December 31,
(In thousands)	2014	2015	2016
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	84	38	45
Long-term payable to Aiden & Jasmine Limited	1,125	1,179	1,233
Long-term payable to Vantage Point Global Limited	3,012	3,158	3,304

	December 31,	December 31,	December 31,
(In thousands)	2014	2015	2016
Amounts due from related parties
Accounts receivable from Beijing Xiaomi	5	30	95
Accounts receivable from Millet Communication Technology Co., Ltd.	—	—	939
Accounts receivable from Beijing Millet Payment Technologies Limited	—	—	38
Accounts receivable from Shenzhen Xunlei Finance Information Service Co., Ltd.	—	—	5
Other receivable from Shenzhen Crystal Technology Co., Ltd.	—	—	6
Other receivable from Shenglong Zou	10	9	9
Other receivable from Chuan Wang	7	6	5